Income Taxes	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

3.    Income Taxes

The Company is incorporated in the British Virgin Islands. The British Virgin Islands do not impose corporate income taxes. The Company’s operations are conducted throughout various subsidiaries in a number of countries throughout the world, including the United States. Consequently, income taxes have been provided based on the laws and rates in effect in the countries which operations are conducted or in which the Company’s subsidiaries are considered resident for corporate income tax purposes. Components of pre-tax loss/income are as follows are as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Pre-tax (loss)/income from continuing operations:
United States	$(89,838)	$821	$6,489
Non-United States	47,689	113,827	101,363

Total	$(42,149)	$114,648	$107,852

The provision for taxes on losses/income from continuing operations consists of the following:

	U.S. Federal	U.S. State	Foreign	Total
Fiscal year ended January 31, 2013
Current	$624	$89	$34,302	$35,015
Deferred	1,315	263	15,298	16,876

Total	$1,939	$352	$49,600	$51,891

Fiscal year ended January 31, 2012
Current	$592	$118	$52,658	$53,368
Deferred	(3,620)	(724)	(13,374)	(17,718)

Total	$(3,028)	$(606)	$39,284	$35,650

Fiscal year ended January 31, 2011
Current	$3,286	$657	$38,696	$42,639
Deferred	834	167	(10,411)	(9,410)

Total	$4,120	$824	$28,285	$33,229

A reconciliation of the Company’s statutory tax rate to the effective tax rate were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Pre-tax (loss)/income from continuing operations	$(42,149)	$114,648	$107,852
Statutory income tax rate for the Company(1)	—	—	—
Foreign income tax differential	(22,417)	29,130	26,201
Goodwill and intangible assets impairment	34,379	852	672
Deferred tax rate change adjustment	24	525	(36)
Non-deductible expenses	3,691	3,366	2,325
Deferred tax assets related to amalgamations	(8,857)	(18,898)	—
Change in valuation allowance	45,925	18,776	7,412
Net impact of change in uncertain tax positions	860	2,340	(1,724)
Other	(1,714)	(441)	(1,621)

Provision for income taxes	$51,891	$35,650	$33,229

	Fiscal years ended January 31,
	2013	2012	2011
Statutory income tax rate for the Company(1)	—%	—%	—%
Increase/(decrease) in rate resulting from:
Foreign income tax differential	53.2	25.4	24.3
Goodwill and intangible assets impairment	(81.6)	0.7	0.6
Deferred tax rate change adjustment	(0.1)	0.5	—
Non-deductible expenses	(8.8)	2.9	2.2
Deferred tax assets related to amalgamations	21.0	(16.5)	—
Change in valuation allowance	(109.0)	16.4	6.9
Net impact of change in uncertain tax positions	(2.0)	2.0	(1.6)
Other	4.1	(0.3)	(1.6)

Effective income tax rate	(123.2)%	31.1%	30.8%

(1)	The statutory income tax rate in the British Virgin Islands, where the Company is incorporated, is nil.

As the result of the deterioration of earnings and loss of clients, the Company updated its assessment of the realizability of deferred tax assets. Management considered whether it was more likely than not that some portion or all of the deferred tax assets will not be realized for certain subsidiaries in United States, Spain and Israel. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management does not believe that it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances, at January 31, 2013. As a result, the Company recorded additional tax expense of $25,797 during the fourth quarter of fiscal 2013 related to valuation allowances for the above-mentioned jurisdictions.

In connection with the impairment of goodwill and other intangible assets as discussed in Note 7, the Company reviewed the deferred tax benefits associated with these assets. The impairments resulted in the Company recording a tax benefit of $3,177 for the year ended January 31, 2013.

During fiscal 2012, the Company completed an amalgamation of its subsidiaries in Spain which provided for the deductibility of goodwill associated with the 2002 purchase of the entities by the Company. The Company recorded a deferred tax asset of approximately $18,898 associated with such goodwill. A valuation allowance of approximately $10,065 was established against this deferred tax asset to recognize the amount that was more likely than not recoverable. Additionally, during fiscal year 2013, the Company recorded additional deferred tax assets of $8,857 associated with the finalization of the Spain amalgamation. Valuation allowance has been established against such assets.

During the second quarter of fiscal 2012, the Company established tax benefits of $6,200 related to the amalgamation of entities in certain jurisdictions and $2,700 related to the anticipated refund for prior year taxes. The Company also recorded as a discrete event during the second quarter of fiscal 2012 additional tax expense of $8,408 related to valuation allowances for previously recognized deferred tax assets in various jurisdictions.

Deferred tax benefit recognized in income tax expense resulting from operating loss carryforwards was $3,972 and $1,866 for the fiscal years ended January 31, 2013 and 2011, respectively, as compared to tax expense of $131 for the fiscal year ended January 31, 2012. Deferred tax expense of approximately $24 and $525 and deferred tax benefit of approximately $36 were attributable to statutory rate change adjustments for the fiscal years ended January 31, 2013, 2012 and 2011, respectively.

The deferred income tax assets and deferred income tax liabilities at January 31, 2013 and 2012 resulted from temporary differences associated with the following:

	January 31,
	2013	2012
Gross deferred income tax assets:
Allowance for doubtful accounts	$2,859	$2,994
Provisions not currently deductible	19,287	24,103
Property, plant and equipment	2,064	1,768
Net operating loss carryforwards	57,884	50,120
Retirement benefits	4,222	3,577
Goodwill and intangible assets	37,338	21,997
Other	11,179	2,596

Total gross deferred income taxes assets	134,833	107,155
Gross deferred income tax liabilities:
Property, plant and equipment	(7,961)	(7,464)
Goodwill and intangible assets	(21,693)	(24,185)
Other	(2,775)	(2,123)

Total gross deferred income tax liabilities	(32,429)	(33,772)
Valuation allowance	(89,436)	(43,511)

Net deferred income tax asset	$12,968	$29,872

The deferred income tax assets and deferred income tax liabilities recognized in the consolidated balance sheets were as follows:

	January 31,
	2013	2012
Current deferred tax asset	$19,595	$20,372
Non-current deferred tax asset	25,802	43,272
Current deferred tax liability	2,775	1,927
Non-current deferred tax liability	29,654	31,845

The valuation allowance for deferred tax assets as of January 31, 2013 and 2012 was $89,436 and $43,511, respectively. The net change in the total valuation allowance was an increase of $45,925 and $18,776 for the fiscal years ended January 31, 2013 and 2012, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers all available evidence including the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes that it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances, at January 31, 2013. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of January 31, 2013, the Company had approximately $15,302 of net operating loss carryforwards in various countries, which includes amounts obtained through acquisitions. These net operating loss carryforwards expire at various dates with certain locations having indefinite time periods in which to use their net operating loss carryforwards. Approximately $10,179 of net operating loss carryforwards in various locations do not expire. The remaining $5,123 of net operating losses, associated with a variety of locations, will expire between 2014 and 2024.

No income tax provision has been made for the portion of undistributed earnings of foreign subsidiaries deemed permanently reinvested that amounted to approximately $193,828 and $217,454 at January 31, 2013 and 2012, respectively.